Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues	$ 52,176,109	$ 36,074,004	$ 75,186,129
Cost of revenues	(47,932,230)	(32,590,022)	(63,642,469)
Gross profit	4,243,879	3,483,982	11,543,660
Operating expenses
General and administrative expenses	(3,773,606)	(2,961,483)	(3,300,179)
Total operating expenses	(3,773,606)	(2,961,483)	(3,300,179)
Income from operations	470,273	522,499	8,243,481
Other income	22,592	66,617	165,504
Interest expense, net	(98,026)	(88,730)	(81,887)
Total other (expenses)/income, net	(75,434)	(22,113)	83,617
Income before income tax expenses	394,839	500,386	8,327,098
Income tax expenses	(174,196)	(45,971)	(1,345,418)
Net income	220,643	454,415	6,981,680
Total comprehensive income	$ 220,643	$ 454,415	$ 6,981,680
Net Income per share attributable to ordinary shareholders
Net Income per share attributable to ordinary shareholders, basic	$ 0.01	$ 0.02	$ 0.35
Net Income per share attributable to ordinary shareholders, diluted	$ 0.01	$ 0.02	$ 0.35
Weighted average number of ordinary shares used in computing net income per share, basic	20,000,000	20,000,000	20,000,000
Weighted average number of ordinary shares used in computing net income per share, diluted	20,000,000	20,000,000	20,000,000